SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Sensitivity increase decrease in foreign currencies	$ (244,716)	$ (1,019,722)	$ (1,153,144)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Sensitivity increase decrease in foreign currencies	(48,365)	113,386	(108,570)
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Sensitivity increase decrease in foreign currencies	(3,686)	6,020	(213)
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Sensitivity increase decrease in foreign currencies	(48,904)	(7,804)	93,749
Macau, Patacas
IfrsStatementLineItems [Line Items]
Sensitivity increase decrease in foreign currencies	$ (765)	$ (2,735)	$ (9,760)